Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Numerator:
Allocation of net loss, as adjusted	$ (3,032,369)	$ (483,148)	$ 21,269,658	$ (33,671,616)	$ (4,861,190)	$ (12,885,106)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Interest Income	164	2,669			4,193	19,898
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net income (loss)	(3,032,369)	(483,148)	$ 21,269,658	$ (33,671,616)	(4,861,190)	(12,885,106)
Non-Redeemable Net Income (Loss)	(17,543)	(2,241,776)			$ (1,006,862)	(5,822,575)
Common Class A [Member]
Numerator:
Allocation of net loss, as adjusted	$ (2,408,142)	$ (368,518)				$ (10,308,085)
Denominator:
Basic and diluted weighted average shares outstanding	20,000,000	20,737,202			20,737,202	20,737,202
Basic and diluted net loss per ordinary share	$ (0.12)	$ (0.02)			$ 0	$ (0.50)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Interest Income					$ 4,193
Redeemable Net Earnings					$ 4,193
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,000,000	20,737,202			20,737,202	20,737,202
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$ (0.12)	$ (0.02)			$ 0	$ (0.50)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net income (loss)	$ (2,408,142)	$ (368,518)				$ (10,308,085)
Redeemable Net Earnings					$ 4,193
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	20,000,000	20,737,202			20,737,202	20,737,202
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (0.12)	$ (0.02)			$ 0	$ (0.50)
Common Class B [Member]
Numerator:
Allocation of net loss, as adjusted	$ (624,227)	$ (96,630)			$ (4,861,190)	$ (2,577,021)
Denominator:
Basic and diluted weighted average shares outstanding	5,184,300	5,184,300			5,184,300	5,184,300
Basic and diluted net loss per ordinary share	$ (0.12)	$ (0.02)			$ (0.94)	$ (0.50)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Redeemable Net Earnings					$ (4,193)
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	5,184,300	5,184,300			5,184,300	5,184,300
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$ (0.12)	$ (0.02)			$ (0.94)	$ (0.50)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net income (loss)	$ (624,227)	$ (96,630)			$ (4,861,190)	$ (2,577,021)
Redeemable Net Earnings					(4,193)
Non-Redeemable Net Income (Loss)					$ (4,865,383)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300	5,184,300			5,184,300	5,184,300
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (0.12)	$ (0.02)			$ (0.94)	$ (0.50)